Financial Risk Management - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2017 CAD ($) Loans	Dec. 31, 2016
Disclosure Of Financial Risk Management [Line Items]
Percentage CAD strengthening against USD	10.00%
Number of default on loans payable | Loans	0
Impairment loss, trade receivables	$ 0
Fair value of senior secured notes	322,306
Carrying value	302,085
Transfers out of Level 1 into Level 2 of fair value hierarchy	0
Transfers out of Level 2 into Level 1 of fair value hierarchy	0
Transfers out of Level 3 into Level 2 of fair value hierarchy	0
Transfers out of Level 2 into Level 3 of fair value hierarchy	$ 0
Discount rate used for determining the fair value of the capital leases and equipment loans (liabilities)	4.10%
Customer One [Member]
Disclosure Of Financial Risk Management [Line Items]
Revenue from significant customers	81.00%	95.00%
Customer Two [Member]
Disclosure Of Financial Risk Management [Line Items]
Revenue from significant customers	81.00%	95.00%
Commodity Derivatives [member]
Disclosure Of Financial Risk Management [Line Items]
Interest rate basis points	100 basis points